Supplementary Insurance Information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
GREAT AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
SUPPLEMENTARY INSURANCE INFORMATION
THREE YEARS ENDED DECEMBER 31, 2018
(IN MILLIONS)

Segment	Deferred policy acquisition costs	Reserves for future policy benefits and claims	Net earned premiums	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
2018
Annuity	$1,358	$36,616	$—	$1,638	$998	$211	$174
Run-off life	23	635	24	19	37	4	11
Total	$1,381	$37,251	$24	$1,657	$1,035	$215	$185

2017
Annuity	$917	$33,316	$—	$1,458	$892	$129	$158
Run-off life	26	658	22	20	23	4	11
Total	$943	$33,974	$22	$1,478	$915	$133	$169

2016
Annuity	$977	$29,907	$—	$1,355	$800	$147	$141
Run-off life	20	691	24	21	29	5	10
Total	$997	$30,598	$24	$1,376	$829	$152	$151